Combined Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net income	$ 142,999	$ 359,578
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	9,654	(35,907)
Cash flow hedges:
Change in net unrealized (losses) gains	(279)	4,866
Amortization of cash flow hedge fair value to net income	(304)	(304)
Total comprehensive income, net of tax	152,070	328,233
Less: Comprehensive (loss) income attributable to non-controlling interests	(72,945)	15,211
Less: Comprehensive income attributable to TKO Operating Company, LLC and the Businesses prior to the Transactions	260,337	313,022
Comprehensive loss attributable to TKO Group Holdings, Inc.	$ (35,322)	$ 0